UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114
(Name and address of agent for service)

Copy to:
W. John McGuire, Esq. Morgan, Lewis, & Bockius, LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Communication Services Select Sector SPDR® Premium Income ETF

XLCI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,075,710
  Number of Portfolio Holdings3
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	1.1%
Written Call Options	(0.2%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLCI

State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF

XLYI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,079,753
  Number of Portfolio Holdings3
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.1%
Short-Term Investments	1.1%
Written Call Options	(0.3%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLYI

State Street® Consumer Staples Select Sector SPDR® Premium Income ETF

XLSI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® Premium Income ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,684,225
  Number of Portfolio Holdings3
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.7%
Short-Term Investments	1.1%
Written Call Options	(0.1%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLSI

State Street® Energy Select Sector SPDR® Premium Income ETF

XLEI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® Premium Income ETF	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$39,722,097
  Number of Portfolio Holdings5
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.2%
Short-Term Investments	1.1%
Written Call Options	(0.2%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLEI

State Street® Financial Select Sector SPDR® Premium Income ETF

XLFI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$6,273,337
  Number of Portfolio Holdings6
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.3%
Short-Term Investments	0.3%
Written Call Options	(0.3%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLFI

State Street® Health Care Select Sector SPDR® Premium Income ETF

XLVI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,576,500
  Number of Portfolio Holdings7
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	101.1%
Short-Term Investments	0.4%
Written Call Options	(2.2%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLVI

State Street® Industrial Select Sector SPDR® Premium Income ETF

XLII

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$8,461,933
  Number of Portfolio Holdings5
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	100.4%
Short-Term Investments	0.3%
Written Call Options	(1.6%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLII

State Street® Materials Select Sector SPDR® Premium Income ETF

XLBI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$7,428,371
  Number of Portfolio Holdings5
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	0.4%
Written Call Options	(0.3%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLBI

State Street® Real Estate Select Sector SPDR® Premium Income ETF

XLRI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,598,094
  Number of Portfolio Holdings3
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	0.7%
Written Call Options	(0.2%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLRI

State Street® Technology Select Sector SPDR® Premium Income ETF

XLKI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® Premium Income ETF	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$11,076,903
  Number of Portfolio Holdings5
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.5%
Short-Term Investments	1.1%
Written Call Options	(0.9%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLKI

State Street® Utilities Select Sector SPDR® Premium Income ETF

XLUI

Semi-Annual Shareholder Report

June 30, 2026

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$21,474,920
  Number of Portfolio Holdings5
  Portfolio Turnover Rate2%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.3%
Short-Term Investments	1.1%
Written Call Options	(0.7%)

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLUI

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Ashley T. Rabun, Allison Grant Williams, Sheila Hartnett-Devlin, James Jessee, Teresa Polley and James Ross.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2026
THE SELECT SECTOR SPDR TRUST
State Street Communication Services Select Sector SPDR Premium Income ETF
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
State Street Consumer Staples Select Sector SPDR Premium Income ETF
State Street Energy Select Sector SPDR Premium Income ETF
State Street Financial Select Sector SPDR Premium Income ETF
State Street Health Care Select Sector SPDR Premium Income ETF
State Street Industrial Select Sector SPDR Premium Income ETF
State Street Materials Select Sector SPDR Premium Income ETF
State Street Real Estate Select Sector SPDR Premium Income ETF
State Street Technology Select Sector SPDR Premium Income ETF
State Street Utilities Select Sector SPDR Premium Income ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
State Street Communication Services Select Sector SPDR ETF (a) (b) (Cost $2,135,701)	19,154	$2,051,968
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $22,956)	22,956	22,956
TOTAL INVESTMENTS — 100.0% (Cost $2,158,657)		2,074,924
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		786
NET ASSETS — 100.0%		$2,075,710

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Communication Services Select Sector SPDR ETF	N/A	$ 115	07/17/2026	(191)	$ (2,196,500)	$(4,775)	$(20,927)	$16,152
During the period ended June 30, 2026, the average value related to written call option contracts was $(13,202).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,051,968	$—	$—	$2,051,968
Short-Term Investment	22,956	—	—	22,956
TOTAL INVESTMENTS	$2,074,924	$—	$—	$2,074,924
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(4,775)	$—	$—	$(4,775)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,775)	$—	$—	$(4,775)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Communication Services Select Sector SPDR ETF	12,972	$1,527,064	$1,250,966	$519,636	$18,463	$(224,889)	19,154	$2,051,968	$11,487
State Street Institutional U.S. Government Money Market Fund, Class G Shares	407	407	108,195	85,646	—	—	22,956	22,956	136
Total		$1,527,471	$1,359,161	$605,282	$18,463	$(224,889)		$2,074,924	$11,623
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
State Street Consumer Discretionary Select Sector SPDR ETF (a) (b) (Cost $2,016,883)	17,566	$2,060,141
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $23,423)	23,423	23,423
TOTAL INVESTMENTS — 100.2% (Cost $2,040,306)		2,083,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,811)
NET ASSETS — 100.0%		$2,079,753

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Consumer Discretionary Select Sector SPDR ETF	N/A	$ 122	07/17/2026	(174)	$ (2,122,800)	$(6,960)	$(20,833)	$13,873
During the period ended June 30, 2026, the average value related to written call option contracts was $(9,872).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,060,141	$—	$—	$2,060,141
Short-Term Investment	23,423	—	—	23,423
TOTAL INVESTMENTS	$2,083,564	$—	$—	$2,083,564
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(6,960)	$—	$—	$(6,960)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,960)	$—	$—	$(6,960)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Consumer Discretionary Select Sector SPDR ETF	10,272	$1,226,579	$1,644,462	$801,569	$17,177	$(26,508)	17,566	$2,060,141	$6,778
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,989	1,989	118,896	97,462	—	—	23,423	23,423	114
Total		$1,228,568	$1,763,358	$899,031	$17,177	$(26,508)		$2,083,564	$6,892
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7%
State Street Consumer Staples Select Sector SPDR ETF (a) (b) (Cost $4,737,889)	55,629	$4,621,101
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $52,540)	52,540	52,540
TOTAL INVESTMENTS — 99.8% (Cost $4,790,429)		4,673,641
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		10,584
NET ASSETS — 100.0%		$4,684,225

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Consumer Select Sector SPDR ETF	N/A	$ 87	07/17/2026	(548)	$ (4,767,600)	$(6,576)	$(37,635)	$31,059
During the period ended June 30, 2026, the average value related to written call option contracts was $(22,602).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,621,101	$—	$—	$4,621,101
Short-Term Investment	52,540	—	—	52,540
TOTAL INVESTMENTS	$4,673,641	$—	$—	$4,673,641
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(6,576)	$—	$—	$(6,576)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,576)	$—	$—	$(6,576)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Consumer Staples Select Sector SPDR ETF	18,209	$1,414,475	$5,970,366	$2,848,014	$140,459	$(56,185)	55,629	$4,621,101	$44,974
State Street Institutional U.S. Government Money Market Fund, Class G Shares	475	475	230,652	178,587	—	—	52,540	52,540	203
Total		$1,414,950	$6,201,018	$3,026,601	$140,459	$(56,185)		$4,673,641	$45,177
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2%
State Street Energy Select Sector SPDR ETF (a) (b) (Cost $40,716,406)	734,537	$39,011,260
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $417,287)	417,287	417,287
TOTAL INVESTMENTS — 99.3% (Cost $41,133,693)		39,428,547
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		293,550
NET ASSETS — 100.0%		$39,722,097

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Energy Select Sector SPDR ETF	N/A	$ 60	07/17/2026	(1,582)	$ (9,492,000)	$(6,328)	$(129,536)	$123,208
State Street Energy Select Sector SPDR ETF	N/A	57	07/17/2026	(5,321)	(30,329,700)	(69,173)	(420,359)	351,186
State Street Energy Select Sector SPDR ETF	N/A	55	07/17/2026	(478)	(2,629,000)	(19,598)	(35,850)	16,252
						$(95,099)	$(585,745)	$490,646
During the period ended June 30, 2026, the average value related to written call option contracts was $(341,797).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$39,011,260	$—	$—	$39,011,260
Short-Term Investment	417,287	—	—	417,287
TOTAL INVESTMENTS	$39,428,547	$—	$—	$39,428,547
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(95,099)	$—	$—	$(95,099)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(95,099)	$—	$—	$(95,099)
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Energy Select Sector SPDR ETF	103,095	$4,609,377	$39,709,451	$4,298,185	$671,067	$(1,680,450)	734,537	$39,011,260	$406,994
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,956	1,956	2,147,000	1,731,669	—	—	417,287	417,287	1,970
Total		$4,611,333	$41,856,451	$6,029,854	$671,067	$(1,680,450)		$39,428,547	$408,964
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3%
State Street Financial Select Sector SPDR ETF (a) (b) (Cost $6,073,890)	116,246	$6,231,948
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $15,408)	15,408	15,408
TOTAL INVESTMENTS — 99.6% (Cost $6,089,298)		6,247,356
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		25,981
NET ASSETS — 100.0%		$6,273,337

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Financial Select Sector SPDR ETF	N/A	$ 55	07/17/2026	(43)	$ (236,500)	$(968)	$(1,204)	$236
State Street Financial Select Sector SPDR ETF	N/A	54	07/17/2026	(86)	(464,400)	(4,945)	(4,128)	(817)
State Street Financial Select Sector SPDR ETF	N/A	56	07/17/2026	(938)	(5,252,800)	(7,973)	(31,892)	23,919
State Street Financial Select Sector SPDR ETF	N/A	54	07/17/2026	(75)	(405,000)	(2,775)	(2,663)	(112)
						$(16,661)	$(39,887)	$23,226
During the period ended June 30, 2026, the average value related to written call option contracts was $(17,920).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$6,231,948	$—	$—	$6,231,948
Short-Term Investment	15,408	—	—	15,408
TOTAL INVESTMENTS	$6,247,356	$—	$—	$6,247,356
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(16,661)	$—	$—	$(16,661)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(16,661)	$—	$—	$(16,661)
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Financial Select Sector SPDR ETF	36,317	$1,989,082	$5,350,932	$1,192,552	$667	$83,819	116,246	$6,231,948	$36,534
State Street Institutional U.S. Government Money Market Fund, Class G Shares	495	495	202,299	187,386	—	—	15,408	15,408	272
Total		$1,989,577	$5,553,231	$1,379,938	$667	$83,819		$6,247,356	$36,806
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 101.1%
State Street Health Care Select Sector SPDR ETF (a) (b) (Cost $16,113,158)	105,561	$16,748,308
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $69,615)	69,615	69,615
TOTAL INVESTMENTS — 101.5% (Cost $16,182,773)		16,817,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(241,423)
NET ASSETS — 100.0%		$16,576,500

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Health Care Select Sector SPDR ETF	N/A	$ 158	07/17/2026	(16)	$ (252,800)	$(4,408)	$(2,188)	$(2,220)
State Street Health Care Select Sector SPDR ETF	N/A	159	07/17/2026	(51)	(810,900)	(11,169)	(7,276)	(3,893)
State Street Health Care Select Sector SPDR ETF	N/A	157	07/17/2026	(940)	(14,758,000)	(319,600)	(87,043)	(232,557)
State Street Health Care Select Sector SPDR ETF	N/A	154	07/17/2026	(33)	(508,200)	(20,213)	(3,762)	(16,451)
State Street Health Care Select Sector SPDR ETF	N/A	162	07/17/2026	(15)	(243,000)	(1,515)	(1,470)	(45)
						$(356,905)	$(101,739)	$(255,166)
During the period ended June 30, 2026, the average value related to written call option contracts was $(129,895).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$16,748,308	$—	$—	$16,748,308
Short-Term Investment	69,615	—	—	69,615
TOTAL INVESTMENTS	$16,817,923	$—	$—	$16,817,923
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(356,905)	$—	$—	$(356,905)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(356,905)	$—	$—	$(356,905)
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Health Care Select Sector SPDR ETF	75,486	$11,685,233	$7,363,013	$2,747,274	$68,146	$379,190	105,561	$16,748,308	$119,249
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585	585	744,521	675,491	—	—	69,615	69,615	764
Total		$11,685,818	$8,107,534	$3,422,765	$68,146	$379,190		$16,817,923	$120,013
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.4%
State Street Industrial Select Sector SPDR ETF (a) (b) (Cost $7,692,630)	45,873	$8,497,056
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $25,519)	25,519	25,519
TOTAL INVESTMENTS — 100.7% (Cost $7,718,149)		8,522,575
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(60,642)
NET ASSETS — 100.0%		$8,461,933

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Industrial Select Sector SPDR ETF	N/A	$ 186	07/17/2026	(390)	$ (7,254,000)	$(126,750)	$(69,420)	$(57,330)
State Street Industrial Select Sector SPDR ETF	N/A	188	07/17/2026	(27)	(507,600)	(5,765)	(3,996)	(1,769)
State Street Industrial Select Sector SPDR ETF	N/A	190	07/17/2026	(41)	(779,000)	(5,781)	(5,920)	139
						$(138,296)	$(79,336)	$(58,960)
During the period ended June 30, 2026, the average value related to written call option contracts was $(50,123).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$8,497,056	$—	$—	$8,497,056
Short-Term Investment	25,519	—	—	25,519
TOTAL INVESTMENTS	$8,522,575	$—	$—	$8,522,575
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(138,296)	$—	$—	$(138,296)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(138,296)	$—	$—	$(138,296)
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Industrial Select Sector SPDR ETF	8,043	$1,247,630	$7,101,338	$680,850	$36,516	$792,422	45,873	$8,497,056	$32,188
State Street Institutional U.S. Government Money Market Fund, Class G Shares	218	218	326,679	301,378	—	—	25,519	25,519	296
Total		$1,247,848	$7,428,017	$982,228	$36,516	$792,422		$8,522,575	$32,484
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
State Street Materials Select Sector SPDR ETF (a) (b) (Cost $7,148,869)	144,538	$7,346,867
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $32,284)	32,284	32,284
TOTAL INVESTMENTS — 99.3% (Cost $7,181,153)		7,379,151
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		49,220
NET ASSETS — 100.0%		$7,428,371

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Materials Select Sector SPDR ETF	N/A	$ 53	07/17/2026	(45)	$ (238,500)	$(990)	$(3,195)	$2,205
State Street Materials Select Sector SPDR ETF	N/A	54	07/17/2026	(1,312)	(7,084,800)	(21,648)	(74,032)	52,384
State Street Materials Select Sector SPDR ETF	N/A	52	07/17/2026	(74)	(384,800)	(3,145)	(3,173)	28
						$(25,783)	$(80,400)	$54,617
During the period ended June 30, 2026, the average value related to written call option contracts was $(35,634).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$7,346,867	$—	$—	$7,346,867
Short-Term Investment	32,284	—	—	32,284
TOTAL INVESTMENTS	$7,379,151	$—	$—	$7,379,151
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(25,783)	$—	$—	$(25,783)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(25,783)	$—	$—	$(25,783)
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,976	$2,976	$346,228	$316,920	$—	$—	32,284	$32,284	$304
State Street Materials Select Sector SPDR ETF	47,197	2,140,384	5,999,003	1,005,272	57,533	155,219	144,538	7,346,867	49,253
Total		$2,143,360	$6,345,231	$1,322,192	$57,533	$155,219		$7,379,151	$49,557
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
State Street Real Estate Select Sector SPDR ETF (a) (b) (Cost $2,491,765)	58,324	$2,568,005
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $18,634)	18,634	18,634
TOTAL INVESTMENTS — 99.6% (Cost $2,510,399)		2,586,639
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		11,455
NET ASSETS — 100.0%		$2,598,094

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Real Estate Select Sector SPDR ETF	N/A	$ 46	07/17/2026	(586)	$ (2,695,600)	$(4,395)	$(13,028)	$8,633
During the period ended June 30, 2026, the average value related to written call option contracts was $(14,609).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,568,005	$—	$—	$2,568,005
Short-Term Investment	18,634	—	—	18,634
TOTAL INVESTMENTS	$2,586,639	$—	$—	$2,586,639
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(4,395)	$—	$—	$(4,395)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,395)	$—	$—	$(4,395)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	879	$879	$173,129	$155,374	$—	$—	18,634	$18,634	$104
State Street Real Estate Select Sector SPDR ETF	35,305	1,424,557	2,146,293	1,184,119	32,505	148,769	58,324	2,568,005	37,378
Total		$1,425,436	$2,319,422	$1,339,493	$32,505	$148,769		$2,586,639	$37,482
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.5%
State Street Technology Select Sector SPDR ETF (a) (b) (Cost $8,681,764)	57,250	$10,907,270
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $128,008)	128,008	128,008
TOTAL INVESTMENTS — 99.6% (Cost $8,809,772)		11,035,278
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		41,625
NET ASSETS — 100.0%		$11,076,903

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Technology Select Sector SPDR ETF	N/A	$ 195	07/17/2026	(13)	$ (253,500)	$(4,420)	$(4,381)	$(39)
State Street Technology Select Sector SPDR ETF	N/A	200	07/17/2026	(533)	(10,660,000)	(89,278)	(126,321)	37,043
State Street Technology Select Sector SPDR ETF	N/A	193	07/17/2026	(26)	(501,800)	(11,310)	(6,162)	(5,148)
						$(105,008)	$(136,864)	$31,856
During the period ended June 30, 2026, the average value related to written call option contracts was $(195,719).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$10,907,270	$—	$—	$10,907,270
Short-Term Investment	128,008	—	—	128,008
TOTAL INVESTMENTS	$11,035,278	$—	$—	$11,035,278
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(105,008)	$—	$—	$(105,008)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(105,008)	$—	$—	$(105,008)
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,046	$3,046	$618,023	$493,061	$—	$—	128,008	$128,008	$449
State Street Technology Select Sector SPDR ETF	28,555	4,111,064	7,694,870	3,241,089	161,583	2,180,842	57,250	10,907,270	18,563
Total		$4,114,110	$8,312,893	$3,734,150	$161,583	$2,180,842		$11,035,278	$19,012
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3%
State Street Utilities Select Sector SPDR ETF (a) (b) (Cost $21,118,943)	470,354	$21,325,850
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $243,202)	243,202	243,202
TOTAL INVESTMENTS — 100.4% (Cost $21,362,145)		21,569,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(94,132)
NET ASSETS — 100.0%		$21,474,920

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
State Street Utilities Select Sector SPDR ETF	N/A	$ 46	07/17/2026	(4,344)	$ (19,982,400)	$(141,180)	$(159,748)	$18,568
State Street Utilities Select Sector SPDR ETF	N/A	46	07/17/2026	(270)	(1,242,000)	(4,995)	(11,610)	6,615
State Street Utilities Select Sector SPDR ETF	N/A	47	07/17/2026	(51)	(239,700)	(637)	(1,428)	791
						$(146,812)	$(172,786)	$25,974
During the period ended June 30, 2026, the average value related to written call option contracts was $(111,622).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$21,325,850	$—	$—	$21,325,850
Short-Term Investment	243,202	—	—	243,202
TOTAL INVESTMENTS	$21,569,052	$—	$—	$21,569,052
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(146,812)	$—	$—	$(146,812)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(146,812)	$—	$—	$(146,812)
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,036	$9,036	$899,344	$665,178	$—	$—	243,202	$243,202	$1,058
State Street Utilities Select Sector SPDR ETF	128,548	5,487,714	16,495,523	1,014,386	21,876	335,123	470,354	21,325,850	185,904
Total		$5,496,750	$17,394,867	$1,679,564	$21,876	$335,123		$21,569,052	$186,962
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Communication Services Select Sector SPDR Premium Income ETF	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	State Street Consumer Staples Select Sector SPDR Premium Income ETF	State Street Energy Select Sector SPDR Premium Income ETF
ASSETS
Investments in affiliated issuers, at value	$2,074,924	$2,083,564	$4,673,641	$39,428,547
Receivable for investments sold	3,642	1,994	5,399	36,644
Receivable for fund shares sold	—	—	—	251,406
Dividends receivable — affiliated issuers	2,458	1,681	12,861	107,984
Receivable from Adviser	—	—	—	—
TOTAL ASSETS	2,081,024	2,087,239	4,691,901	39,824,581
LIABILITIES
Payable for investments purchased	—	51	—	—
Payable for fund shares repurchased	—	—	—	—
Written options, at value	4,775	6,960	6,576	95,099
Advisory fee payable	512	453	1,080	7,364
Accrued expenses and other liabilities	27	22	20	21
TOTAL LIABILITIES	5,314	7,486	7,676	102,484
NET ASSETS	$2,075,710	$2,079,753	$4,684,225	$39,722,097
NET ASSETS CONSIST OF:
Paid-in capital	$2,205,712	$2,112,352	$4,928,232	$42,167,129
Total distributable earnings (loss)	(130,002)	(32,599)	(244,007)	(2,445,032)
NET ASSETS	$2,075,710	$2,079,753	$4,684,225	$39,722,097
NET ASSET VALUE PER SHARE
Net asset value per share	$23.06	$23.11	$23.42	$25.14
Shares outstanding (unlimited amount authorized, $0.01 par value)	90,000	90,000	200,000	1,580,000
COST OF INVESTMENTS:
Investments in affiliated issuers	2,158,657	2,040,306	4,790,429	41,133,693
Written options premium received	$20,927	$20,833	$37,635	$585,745
See accompanying notes to financial statements.

State Street Financial Select Sector SPDR Premium Income ETF	State Street Health Care Select Sector SPDR Premium Income ETF	State Street Industrial Select Sector SPDR Premium Income ETF	State Street Materials Select Sector SPDR Premium Income ETF	State Street Real Estate Select Sector SPDR Premium Income ETF	State Street Technology Select Sector SPDR Premium Income ETF	State Street Utilities Select Sector SPDR Premium Income ETF

$6,247,356	$16,817,923	$8,522,575	$7,379,151	$2,586,639	$11,035,278	$21,569,052
36,006	90,316	76,861	66,706	7,484	143,838	9,067
9	2,442	—	—	—	—	—
7,815	26,204	6,998	10,600	8,938	6,551	48,348
—	923	516	—	198	—	—
6,291,186	16,937,808	8,606,950	7,456,457	2,603,259	11,185,667	21,626,467

—	—	—	—	—	1,688	715
—	—	4,678	689	—	—	—
16,661	356,905	138,296	25,783	4,395	105,008	146,812
1,169	4,385	2,024	1,580	747	2,050	4,020
19	18	19	34	23	18	—
17,849	361,308	145,017	28,086	5,165	108,764	151,547
$6,273,337	$16,576,500	$8,461,933	$7,428,371	$2,598,094	$11,076,903	$21,474,920

$6,364,698	$16,369,726	$8,036,819	$7,570,306	$2,702,433	$10,442,372	$21,385,826
(91,361)	206,774	425,114	(141,935)	(104,339)	634,531	89,094
$6,273,337	$16,576,500	$8,461,933	$7,428,371	$2,598,094	$11,076,903	$21,474,920

$23.23	$26.31	$26.44	$23.96	$23.62	$27.69	$24.68
270,000	630,000	320,000	310,000	110,000	400,000	870,000

6,089,298	16,182,773	7,718,149	7,181,153	2,510,399	8,809,772	21,362,145
$39,887	$101,739	$79,336	$80,400	$13,028	$136,864	$172,786

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Communication Services Select Sector SPDR Premium Income ETF	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	State Street Consumer Staples Select Sector SPDR Premium Income ETF	State Street Energy Select Sector SPDR Premium Income ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$11,623	$6,892	$45,177	$408,964
EXPENSES
Advisory fee	2,504	2,085	3,902	27,950
Trustees’ fees and expenses	—	—	—	23
Miscellaneous expenses	30	24	24	21
TOTAL EXPENSES	2,534	2,109	3,926	27,994
NET INVESTMENT INCOME (LOSS)	$9,089	$4,783	$41,251	$380,970
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	(369)	(759)	5,691	14,760
In-kind redemptions — affiliated issuers	18,832	17,936	134,768	656,307
Written options	62,935	26,088	(67,737)	73,591
Net realized gain (loss)	81,398	43,265	72,722	744,658
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(224,889)	(26,508)	(56,185)	(1,680,450)
Written options	19,829	6,942	25,045	468,906
Net change in unrealized appreciation/depreciation	(205,060)	(19,566)	(31,140)	(1,211,544)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(123,662)	23,699	41,582	(466,886)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(114,573)	$28,482	$82,833	$(85,916)
See accompanying notes to financial statements.

State Street Financial Select Sector SPDR Premium Income ETF	State Street Health Care Select Sector SPDR Premium Income ETF	State Street Industrial Select Sector SPDR Premium Income ETF	State Street Materials Select Sector SPDR Premium Income ETF	State Street Real Estate Select Sector SPDR Premium Income ETF	State Street Technology Select Sector SPDR Premium Income ETF	State Street Utilities Select Sector SPDR Premium Income ETF

$36,806	$120,013	$32,484	$49,557	$37,482	$19,012	$186,962

4,906	17,582	5,979	7,162	2,860	8,455	15,219
—	30	—	9	—	10	17
24	18	21	35	27	19	468
4,930	17,630	6,000	7,206	2,887	8,484	15,704
$31,876	$102,383	$26,484	$42,351	$34,595	$10,528	$171,258

(10,189)	(17,245)	967	(2,998)	4	105,771	(11,640)
10,856	85,391	35,549	60,531	32,501	55,812	33,516
(72,903)	439,411	(64,448)	(87,164)	(102,838)	(1,256,967)	362,596
(72,236)	507,557	(27,932)	(29,631)	(70,333)	(1,095,384)	384,472

83,819	379,190	792,422	155,219	148,769	2,180,842	335,123
17,978	(278,721)	(61,701)	51,341	4,584	51,244	6,995
101,797	100,469	730,721	206,560	153,353	2,232,086	342,118
29,561	608,026	702,789	176,929	83,020	1,136,702	726,590
$61,437	$710,409	$729,273	$219,280	$117,615	$1,147,230	$897,848

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Communication Services Select Sector SPDR Premium Income ETF		State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,089	$8,756	$4,783	$3,440
Net realized gain (loss)	81,398	(47,580)	43,265	(17,551)
Net change in unrealized appreciation/depreciation	(205,060)	137,479	(19,566)	76,697
Net increase (decrease) in net assets resulting from operations	(114,573)	98,655	28,482	62,586
Distributions to shareholders	(84,183)	(11,069)	(94,607)	(11,124)
Return of capital	—	(68,095)	—	(71,852)
Total Distributions to shareholders	(84,183)	(79,164)	(94,607)	(82,976)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,237,437	2,236,887	1,607,553	1,246,428
Cost of shares redeemed	(474,284)	(745,065)	(687,713)	—
Net increase (decrease) in net assets from beneficial interest transactions	763,153	1,491,822	919,840	1,246,428
Net increase (decrease) in net assets during the period	564,397	1,511,313	853,715	1,226,038
Net assets at beginning of period	1,511,313	—	1,226,038	—
NET ASSETS AT END OF PERIOD	$2,075,710	$1,511,313	$2,079,753	$1,226,038
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	90,000	70,000	50,000
Shares redeemed	(20,000)	(30,000)	(30,000)	—
Net increase (decrease) from share transactions	30,000	60,000	40,000	50,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street Consumer Staples Select Sector SPDR Premium Income ETF		State Street Energy Select Sector SPDR Premium Income ETF		State Street Financial Select Sector SPDR Premium Income ETF
Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25

$41,251	$18,433	$380,970	$41,147	$31,876	$8,776
72,722	16,113	744,658	76,274	(72,236)	(8,061)
(31,140)	(54,589)	(1,211,544)	(2,956)	101,797	79,488
82,833	(20,043)	(85,916)	114,465	61,437	80,203
(137,284)	(34,745)	(1,695,250)	(122,024)	(178,635)	(43,510)
—	(31,528)	—	(135,874)	—	(38,739)
(137,284)	(66,273)	(1,695,250)	(257,898)	(178,635)	(82,249)

7,359,169	1,500,208	39,861,880	5,470,040	5,357,119	1,983,734
(4,034,385)	—	(2,936,286)	(748,938)	(948,272)	—
3,324,784	1,500,208	36,925,594	4,721,102	4,408,847	1,983,734
3,270,333	1,413,892	35,144,428	4,577,669	4,291,649	1,981,688
1,413,892	—	4,577,669	—	1,981,688	—
$4,684,225	$1,413,892	$39,722,097	$4,577,669	$6,273,337	$1,981,688

310,000	60,000	1,500,000	220,000	230,000	80,000
(170,000)	—	(110,000)	(30,000)	(40,000)	—
140,000	60,000	1,390,000	190,000	190,000	80,000

*	Commencement of operations.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Health Care Select Sector SPDR Premium Income ETF		State Street Industrial Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$102,383	$46,334	$26,484	$6,426
Net realized gain (loss)	507,557	22,919	(27,932)	36,288
Net change in unrealized appreciation/depreciation	100,469	279,515	730,721	14,745
Net increase (decrease) in net assets resulting from operations	710,409	348,768	729,273	57,459
Distributions to shareholders	(680,766)	(86,246)	(283,328)	(42,741)
Return of capital	—	(161,579)	—	(14,227)
Total Distributions to shareholders	(680,766)	(247,825)	(283,328)	(56,968)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,153,233	11,523,271	7,036,168	1,241,096
Cost of shares redeemed	(2,230,590)	—	(261,767)	—
Net increase (decrease) in net assets from beneficial interest transactions	4,922,643	11,523,271	6,774,401	1,241,096
Net increase (decrease) in net assets during the period	4,952,286	11,624,214	7,220,346	1,241,587
Net assets at beginning of period	11,624,214	—	1,241,587	—
NET ASSETS AT END OF PERIOD	$16,576,500	$11,624,214	$8,461,933	$1,241,587
SHARES OF BENEFICIAL INTEREST:
Shares sold	280,000	440,000	280,000	50,000
Shares redeemed	(90,000)	—	(10,000)	—
Net increase (decrease) from share transactions	190,000	440,000	270,000	50,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street Materials Select Sector SPDR Premium Income ETF		State Street Real Estate Select Sector SPDR Premium Income ETF		State Street Technology Select Sector SPDR Premium Income ETF
Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25

$42,351	$18,418	$34,595	$25,281	$10,528	$5,358
(29,631)	13,467	(70,333)	40,616	(1,095,384)	85,029
206,560	46,055	153,353	(68,480)	2,232,086	25,276
219,280	77,940	117,615	(2,583)	1,147,230	115,663
(302,644)	(75,980)	(119,727)	(67,143)	(457,913)	(114,637)
—	(78,815)	—	(30,116)	—	(103,049)
(302,644)	(154,795)	(119,727)	(97,259)	(457,913)	(217,686)

5,861,951	2,202,398	2,106,884	1,517,022	7,571,912	4,158,892
(475,759)	—	(923,858)	—	(1,241,195)	—
5,386,192	2,202,398	1,183,026	1,517,022	6,330,717	4,158,892
5,302,828	2,125,543	1,180,914	1,417,180	7,020,034	4,056,869
2,125,543	—	1,417,180	—	4,056,869	—
$7,428,371	$2,125,543	$2,598,094	$1,417,180	$11,076,903	$4,056,869

240,000	90,000	90,000	60,000	290,000	160,000
(20,000)	—	(40,000)	—	(50,000)	—
220,000	90,000	50,000	60,000	240,000	160,000

*	Commencement of operations.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Utilities Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$171,258	$41,661
Net realized gain (loss)	384,472	(18,977)
Net change in unrealized appreciation/depreciation	342,118	(109,237)
Net increase (decrease) in net assets resulting from operations	897,848	(86,553)
Distributions to shareholders	(646,935)	(41,750)
Return of capital	—	(183,159)
Total Distributions to shareholders	(646,935)	(224,909)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,245,897	5,782,743
Cost of shares redeemed	(493,171)	—
Net increase (decrease) in net assets from beneficial interest transactions	15,752,726	5,782,743
Net increase (decrease) in net assets during the period	16,003,639	5,471,281
Net assets at beginning of period	5,471,281	—
NET ASSETS AT END OF PERIOD	$21,474,920	$5,471,281
SHARES OF BENEFICIAL INTEREST:
Shares sold	660,000	230,000
Shares redeemed	(20,000)	—
Net increase (decrease) from share transactions	640,000	230,000

*	Commencement of operations.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Communication Services Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.19	$24.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.15
Net realized and unrealized gain (loss) (b)	(1.17)	1.57
Total from investment operations	(1.05)	1.72
Distributions to shareholders from:
Net investment income	(1.08)	(0.19)
Return of capital	—	(1.13)
Total distributions	(1.08)	(1.32)
Net asset value, end of period	$23.06	$25.19
Total return (c)	(4.32)%	7.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,076	$1,511
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	0.98%(e)	1.40%(e)
Portfolio turnover rate (f)	1%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.52	$24.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.07
Net realized and unrealized gain (loss) (b)	(0.05)	1.29
Total from investment operations	0.02	1.36
Distributions to shareholders from:
Net investment income	(1.43)	(0.22)
Return of capital	—	(1.44)
Total distributions	(1.43)	(1.66)
Net asset value, end of period	$23.11	$24.52
Total return (c)	0.21%	5.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,080	$1,226
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	0.62%(e)	0.66%(e)
Portfolio turnover rate (f)	2%(g)	2%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Staples Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$23.56	$25.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.37
Net realized and unrealized gain (loss) (b)	0.72	(0.71)
Total from investment operations	1.06	(0.34)
Distributions to shareholders from:
Net investment income	(1.20)	(0.66)
Return of capital	—	(0.60)
Total distributions	1.20	(1.26)
Net asset value, end of period	$23.42	$23.56
Total return (c)	4.48%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,684	$1,414
Ratios to average net assets:
Total expenses (d)	0.28%(e)	0.27%(e)
Net investment income (loss)	2.90%(e)	3.55%(e)
Portfolio turnover rate (f)	1%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Energy Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.09	$25.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.45
Net realized and unrealized gain (loss) (b)	(1.44)	0.85
Total from investment operations	(0.97)	1.30
Distributions to shareholders from:
Net investment income	2.02	(1.16)
Return of capital	—	(1.29)
Total distributions	—	(2.45)
Net asset value, end of period	$25.14	$24.09
Total return (c)	12.42%	5.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,722	$4,578
Ratios to average net assets:
Total expenses (d)	0.26%(e)	0.27%(e)
Net investment income (loss)	3.59%(e)	4.27%(e)
Portfolio turnover rate (f)	4%(g)	4%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Financial Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.77	$24.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.16
Net realized and unrealized gain (loss) (b)	(0.62)	1.12
Total from investment operations	(0.42)	1.28
Distributions to shareholders from:
Net investment income	(1.12)	(0.73)
Return of capital	—	(0.65)
Total distributions	(1.12)	(1.38)
Net asset value, end of period	$23.23	$24.77
Total return (c)	(1.53)%	5.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,273	$1,982
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	1.74%(e)	1.48%(e)
Portfolio turnover rate (f)	0%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Health Care Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$26.42	$24.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.38
Net realized and unrealized gain (loss) (b)	1.05	2.71
Total from investment operations	1.25	3.09
Distributions to shareholders from:
Net investment income	(1.36)	(0.52)
Return of capital	—	(0.99)
Total distributions	(1.36)	(1.51)
Net asset value, end of period	$26.31	$26.42
Total return (c)	5.02%	12.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,577	$11,624
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	1.57%(e)	3.41%(e)
Portfolio turnover rate (f)	2%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Industrial Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.83	$24.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.16
Net realized and unrealized gain (loss) (b)	2.93	1.32
Total from investment operations	3.08	1.48
Distributions to shareholders from:
Net investment income	(1.47)	(1.02)
Return of capital	—	(0.34)
Total distributions	(1.47)	(1.36)
Net asset value, end of period	$26.44	$24.83
Total return (c)	12.87%	6.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,462	$1,242
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	1.18%(e)	1.53%(e)
Portfolio turnover rate (f)	1%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Materials Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$23.62	$24.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.22
Net realized and unrealized gain (loss) (b)	1.50	0.32
Total from investment operations	1.69	0.54
Distributions to shareholders from:
Net investment income	(1.35)	(0.89)
Return of capital	—	(0.93)
Total distributions	(1.35)	(1.82)
Net asset value, end of period	$23.96	$23.62
Total return (c)	7.26%	2.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,428	$2,126
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	1.61%(e)	2.17%(e)
Portfolio turnover rate (f)	2%(g)	3%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Real Estate Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$23.62	$25.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.44
Net realized and unrealized gain (loss) (b)	0.92	(0.61)
Total from investment operations	1.30	(0.17)
Distributions to shareholders from:
Net investment income	(1.30)	(1.12)
Return of capital	—	(0.50)
Total distributions	(1.30)	(1.62)
Net asset value, end of period	$23.62	$23.62
Total return (c)	5.66%	(0.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,598	$1,417
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	3.23%(e)	4.20%(e)
Portfolio turnover rate (f)	2%(g)	2%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Technology Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.36	$25.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.06
Net realized and unrealized gain (loss) (b)	4.09	2.45
Total from investment operations	4.13	2.51
Distributions to shareholders from:
Net investment income	(1.80)	(1.11)
Return of capital	—	(1.05)
Total distributions	(1.80)	(2.16)
Net asset value, end of period	$27.69	$25.36
Total return (c)	17.08%	10.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,077	$4,057
Ratios to average net assets:
Total expenses (d)	0.26%(e)	0.27%(e)
Net investment income (loss)	0.33%(e)	0.57%(e)
Portfolio turnover rate (f)	2%(g)	2%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Utilities Select Sector SPDR Premium Income ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$23.79	$25.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.39
Net realized and unrealized gain (loss) (b)	1.87	(0.19)
Total from investment operations	2.23	0.20
Distributions to shareholders from:
Net investment income	(1.34)	(0.32)
Return of capital	—	(1.38)
Total distributions	(1.34)	(1.70)
Net asset value, end of period	$24.68	$23.79
Total return (c)	9.53%	0.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,475	$5,471
Ratios to average net assets:
Total expenses (d)	0.27%(e)	0.27%(e)
Net investment income (loss)	2.98%(e)	3.68%(e)
Portfolio turnover rate (f)	2%(g)	1%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of twenty-two (22) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street Communication Services Select Sector SPDR Premium Income ETF
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
State Street Consumer Staples Select Sector SPDR Premium Income ETF
State Street Energy Select Sector SPDR Premium Income ETF
State Street Financial Select Sector SPDR Premium Income ETF
State Street Health Care Select Sector SPDR Premium Income ETF
State Street Industrial Select Sector SPDR Premium Income ETF
State Street Materials Select Sector SPDR Premium Income ETF
State Street Real Estate Select Sector SPDR Premium Income ETF
State Street Technology Select Sector SPDR Premium Income ETF
State Street Utilities Select Sector SPDR Premium Income ETF
Each of the Funds was formed on July 29, 2025 and commenced operations on July 30, 2025. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Options are priced at their readily available market quotations on the principal market on which they are traded on the valuation date. Such readily available market quotations will generally reflect the mean of the last reported bid and ask prices. If the mean of the last reported bid and ask prices are deemed to be unavailable or unreliable, the last reported sale or official closing price, or an intrinsic value may be considered to value the option in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Some portion of each distribution may result in a return of capital. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Options Contracts
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended June 30, 2026, all the Funds entered into option contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The following tables summarize the value of each Fund's derivative instruments as of June 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$4,775	$—	$4,775
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,960	—	6,960
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,576	—	6,576
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	95,099	—	95,099
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	16,661	—	16,661
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	356,905	—	356,905
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	138,296	—	138,296
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	25,783	—	25,783
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	4,395	—	4,395
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	105,008	—	105,008
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	146,812	—	146,812

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$62,935	$—	$62,935
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	26,088	—	26,088
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(67,737)	—	(67,737)
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	73,591	—	73,591
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(72,903)	—	(72,903)
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	439,411	—	439,411
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(64,448)	—	(64,448)
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(87,164)	—	(87,164)
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(102,838)	—	(102,838)
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(1,256,967)	—	(1,256,967)
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	362,596	—	362,596

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$19,829	$—	$19,829
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,942	—	6,942
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	25,045	—	25,045
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	468,906	—	468,906
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	17,978	—	17,978
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(278,721)	—	(278,721)
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(61,701)	—	(61,701)
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	51,341	—	51,341
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	4,584	—	4,584
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	51,244	—	51,244
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,995	—	6,995
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) of 0.35% that is accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes). Each Fund's Management Fee was reduced by the acquired fund fees and expenses for the period ended June 30, 2026 and, as a result, the net annualized Management Fee was 0.27% for each Fund, other than the State Street Energy Select Sector SPDR Premium Income ETF and the State Street Technology Select Sector SPDR Premium Income ETF where the net annualized Management Fee was 0.26%.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

(including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2026 were as follows:
	Purchases	Sales
State Street Communication Services Select Sector SPDR Premium Income ETF	$14,435	$45,889
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	32,776	113,928
State Street Consumer Staples Select Sector SPDR Premium Income ETF	15,041	211,209
State Street Energy Select Sector SPDR Premium Income ETF	884,775	1,372,053
State Street Financial Select Sector SPDR Premium Income ETF	—	246,578
State Street Health Care Select Sector SPDR Premium Income ETF	214,760	514,072
State Street Industrial Select Sector SPDR Premium Income ETF	67,935	418,627
State Street Materials Select Sector SPDR Premium Income ETF	108,339	530,220
State Street Real Estate Select Sector SPDR Premium Income ETF	39,966	262,815
State Street Technology Select Sector SPDR Premium Income ETF	121,222	2,007,453
State Street Utilities Select Sector SPDR Premium Income ETF	259,393	523,105
For the period ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Communication Services Select Sector SPDR Premium Income ETF	$1,236,531	$473,747	$18,832
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	1,611,686	687,641	17,936
State Street Consumer Staples Select Sector SPDR Premium Income ETF	5,955,325	2,636,805	134,768
State Street Energy Select Sector SPDR Premium Income ETF	38,824,676	2,926,132	656,307
State Street Financial Select Sector SPDR Premium Income ETF	5,350,932	945,974	10,856

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Health Care Select Sector SPDR Premium Income ETF	$7,148,253	$2,233,202	$85,391
State Street Industrial Select Sector SPDR Premium Income ETF	7,033,403	262,223	35,549
State Street Materials Select Sector SPDR Premium Income ETF	5,890,664	475,051	60,531
State Street Real Estate Select Sector SPDR Premium Income ETF	2,106,327	921,304	32,501
State Street Technology Select Sector SPDR Premium Income ETF	7,573,648	1,233,636	55,812
State Street Utilities Select Sector SPDR Premium Income ETF	16,236,130	491,281	33,516
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Communication Services Select Sector SPDR Premium Income ETF	$2,158,657	$16,152	$83,733	$(67,581)
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	2,040,312	57,131	6	57,125
State Street Consumer Staples Select Sector SPDR Premium Income ETF	4,790,574	31,059	116,933	(85,874)
State Street Energy Select Sector SPDR Premium Income ETF	41,138,296	490,646	1,709,749	(1,219,103)
State Street Financial Select Sector SPDR Premium Income ETF	6,089,357	182,213	988	181,225
State Street Health Care Select Sector SPDR Premium Income ETF	16,183,440	379,317	—	379,317
State Street Industrial Select Sector SPDR Premium Income ETF	7,718,157	804,565	59,107	745,458
State Street Materials Select Sector SPDR Premium Income ETF	7,182,463	252,615	1,310	251,305
State Street Real Estate Select Sector SPDR Premium Income ETF	2,511,398	84,873	999	83,874
State Street Technology Select Sector SPDR Premium Income ETF	8,813,712	2,257,362	3,940	2,253,422
State Street Utilities Select Sector SPDR Premium Income ETF	21,368,375	232,881	6,230	226,651

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

10. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New hostilities or the escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: September 3, 2026